INVENTORIES - Disclosure of detailed information about inventories (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Inventories [Line Items]
Capitalized costs	$ 25,785	$ 3,039
Fair valuation adjustment, net	3,606	5,331
Carrying value	29,391	8,370
Work in progress [Member] | Bulk cannabis [Member]
Inventories [Line Items]
Capitalized costs	14,113	2,130
Fair valuation adjustment, net	3,336	4,728
Carrying value	17,449	6,858
Work in progress [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs	1,074
Fair valuation adjustment, net	0
Carrying value	1,074
Finished goods [Member] | Packaged dried cannabis [Member]
Inventories [Line Items]
Capitalized costs	8,974	363
Fair valuation adjustment, net	270	603
Carrying value	9,244	966
Finished goods [Member] | Other cannabis products [Member]
Inventories [Line Items]
Capitalized costs	744
Fair valuation adjustment, net	0
Carrying value	744
Finished goods [Member] | Other products [Member]
Inventories [Line Items]
Capitalized costs	880	546
Fair valuation adjustment, net	0	0
Carrying value	$ 880	$ 546